COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 11: COMMITMENTS AND CONTINGENCIES

Commitments

Office Lease

Refer to Note 10: Related Party Transactions, Office Lease.

Contracts and Commitments Executed Pursuant to the Transition Agreement

In the transaction whereby, Mr. Bhatnagar acquired control of the Company on January 11, 2019, the Company entered into material commitments including an employment agreement and a warrant agreement (see Note 9).

NOTE 15: COMMITMENTS AND CONTINGENCIES

Commitments

Effective February 8, 2021, the Company relocated its corporate office to 9841 Washingtonian Blvd., Suite 200, Gaithersburg, MD 20878, and incurred rent expense of $1,350 per month through March 31, 2021, which was payable to a related party. The current lease payment is $1,600 per month and the lease term is a month-to-month arrangement.

Judgement Settlement Agreement

Effective December 10, 2018, the Company entered into a “Judgment Settlement Agreement” to satisfy in full the Forbearance Agreement with Fife that was previously in effect. As a result, under the Judgment Settlement Agreement, no shares of the Company’s Common Stock are issuable or eligible to be converted into. Under the terms of the Judgment Settlement Agreement, the Company was required to pay $15,000 per month from January 15, 2019 through and including February 15, 2020, with a final payment of $195,000 which was due and payable in March of 2020. The Company made all required payments with the exception of the final payment of $195,000 which was due and payable in March of 2020. On August 17, 2020, the Company entered into a second amendment (the “Second Amendment”) to the Judgement Settlement Agreement, whereby the Company issued a convertible promissory note in the principal amount of $300,000 (the “Note”) to repay the amounts still outstanding under the Judgment Settlement Agreement. The Note matures on August 17, 2021, bears interest at a rate of 10% per annum, requires certain monthly minimum cash payments as specified in the Note, and is convertible into shares of the Company’s Common Stock, par value $0.01 per share, at a conversion price as specified in the Note. The Note may be prepaid by the Company at any time prior to maturity without penalty. The Company satisfied the initial cash payment as specified in the Note. On April 13, 2021, the Company entered into a third amendment (the “Third Amendment”) to the Judgement Settlement Agreement, whereby the Company issued a convertible promissory note in the principal amount of $300,000 (the “New Note”) to replace the Note and repay the amounts still outstanding under the Judgment Settlement Agreement. The Note matures on April 13, 2022, bears interest at a rate of 10% per annum, requires certain monthly minimum payments in cash or the Company’s Common Stock as specified in the New Note, and is convertible into shares of the Company’s Common Stock, par value $0.01 per share, at a conversion price as specified in the New Note. The New Note may be prepaid by the Company at any time prior to maturity without penalty. On April 16, 2021, the Company paid $235,000 to satisfy, pay in full, and extinguish the New Note and the Judgement Settlement Agreement, which resulted in a gain on debt settlement of $549,026 during the year ended June 30, 2021 (see Note 9).

Contracts and Commitments Executed Pursuant to the Transition Agreement

In the transaction whereby Mr. Bhatnagar acquired control of the Company on January 11, 2019, the Company entered into material commitments including an employment agreement and a warrant agreement (see Note 12).

Contingencies

Judgment Settlement Agreement

Effective December 10, 2018, the Company entered into a “Judgment Settlement Agreement” to satisfy in full the Forbearance Agreement with Fife that was previously in effect. As a result, under the Judgment Settlement Agreement, no shares of the Company’s Common Stock are issuable or eligible to be converted into. Under the terms of the Judgment Settlement Agreement, the Company was required to pay $15,000 per month from January 15, 2019 through and including February 15, 2020, with a final payment of $195,000 which was due and payable in March of 2020. The Company made all required payments with the exception of the final payment of $195,000 which was due and payable in March of 2020. On August 17, 2020, the Company entered into a second amendment (the “Second Amendment”) to the Judgement Settlement Agreement, whereby the Company issued a convertible promissory note in the principal amount of $300,000 (the “Note”) to repay the amounts still outstanding under the Judgment Settlement Agreement. The Note matures on August 17, 2021, bears interest at a rate of 10% per annum, requires certain monthly minimum cash payments as specified in the Note, and is convertible into shares of the Company’s Common Stock, par value $0.01 per share, at a conversion price as specified in the Note. The Note may be prepaid by the Company at any time prior to maturity without penalty. The Company satisfied the initial cash payment as specified in the Note. On April 13, 2021, the Company entered into a third amendment (the “Third Amendment”) to the Judgement Settlement Agreement, whereby the Company issued a convertible promissory note in the principal amount of $300,000 (the “New Note”) to replace the Note and repay the amounts still outstanding under the Judgment Settlement Agreement. The Note matures on April 13, 2022, bears interest at a rate of 10% per annum, requires certain monthly minimum payments in cash or the Company’s Common Stock as specified in the New Note, and is convertible into shares of the Company’s Common Stock, par value $0.01 per share, at a conversion price as specified in the New Note. The New Note may be prepaid by the Company at any time prior to maturity without penalty. On April 16, 2021, the Company paid $235,000 to satisfy, pay in full, and extinguish the New Note and the Judgement Settlement Agreement, which resulted in a gain on debt settlement of $549,026 during the year ended June 30, 2021 (see Note 9).

mPHASE TECHNOLOGIES, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED JUNE 30, 2021 AND 2020